Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Financial Position (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Assets
Invested assets	$ 417,210	$ 400,142	$ 428,103
Investments in unconsolidated subsidiaries	0
Insurance contract assets	145	673	972
Reinsurance contract held assets	42,651	45,871	52,829
Other assets	38,024	38,441
Segregated funds net assets	377,544	348,562	399,788
Total assets	875,574	833,689	928,220
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	367,996	354,849
Reinsurance contract held liabilities	2,831	2,391	2,079
Investment contract liabilities	11,816	10,079	10,064
Other liabilities	53,922	57,226
Long-term debt	6,071	6,234	4,882
Capital instruments	6,667	6,122	6,980
Insurance contract liabilities for account of segregated fund holders	114,143	110,216
Investment contract liabilities for account of segregated fund holders	263,401	238,346
Shareholders' and other equity	47,039	46,876	45,355
Participating policyholders' equity	257	(77)	101
Non-controlling interests	1,431	1,427	1,436
Total liabilities and equity	875,574	833,689	$ 928,220
MFC (Guarantor) [Member]
Assets
Invested assets	86	63
Investments in unconsolidated subsidiaries	58,694	58,024
Insurance contract assets	0
Reinsurance contract held assets	0
Other assets	329	333
Segregated funds net assets	0
Total assets	59,109	58,420
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	0
Reinsurance contract held liabilities	0
Investment contract liabilities	0
Other liabilities	573	450
Long-term debt	6,071	6,234
Capital instruments	5,426	4,860
Insurance contract liabilities for account of segregated fund holders	0
Investment contract liabilities for account of segregated fund holders	0
Shareholders' and other equity	47,039	46,876
Participating policyholders' equity	0
Non-controlling interests	0
Total liabilities and equity	59,109	58,420
JHUSA (Issuer) [Member]
Assets
Invested assets	109,433	109,332
Investments in unconsolidated subsidiaries	8,674	8,584
Insurance contract assets	0
Reinsurance contract held assets	42,418	44,849
Other assets	8,731	8,899
Segregated funds net assets	188,067	173,417
Total assets	357,323	345,081
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	145,589	147,440
Reinsurance contract held liabilities	0
Investment contract liabilities	3,487	2,585
Other liabilities	5,869	7,206
Long-term debt	0
Capital instruments	594	614
Insurance contract liabilities for account of segregated fund holders	51,719	49,947
Investment contract liabilities for account of segregated fund holders	136,348	123,470
Shareholders' and other equity	13,773	13,865
Participating policyholders' equity	(56)	(46)
Non-controlling interests	0
Total liabilities and equity	357,323	345,081
Other subsidiaries [Member]
Assets
Invested assets	307,930	291,266
Investments in unconsolidated subsidiaries	17,916	18,018
Insurance contract assets	217	739
Reinsurance contract held assets	10,380	11,215
Other assets	32,700	33,082
Segregated funds net assets	191,241	177,361
Total assets	560,384	531,681
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	232,972	217,942
Reinsurance contract held liabilities	2,831	2,391
Investment contract liabilities	8,928	8,207
Other liabilities	51,266	53,186
Long-term debt	0
Capital instruments	647	648
Insurance contract liabilities for account of segregated fund holders	62,424	60,269
Investment contract liabilities for account of segregated fund holders	128,817	117,092
Shareholders' and other equity	70,755	70,550
Participating policyholders' equity	313	(31)
Non-controlling interests	1,431	1,427
Total liabilities and equity	560,384	531,681
Consolidation adjustments [Member]
Assets
Invested assets	(239)	(519)
Investments in unconsolidated subsidiaries	(85,284)	(84,626)
Insurance contract assets	(72)	(66)
Reinsurance contract held assets	(10,147)	(10,193)
Other assets	(3,736)	(3,873)
Segregated funds net assets	(1,764)	(2,216)
Total assets	(101,242)	(101,493)
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	(10,565)	(10,533)
Reinsurance contract held liabilities	0
Investment contract liabilities	(599)	(713)
Other liabilities	(3,786)	(3,616)
Long-term debt	0
Capital instruments	0
Insurance contract liabilities for account of segregated fund holders	0
Investment contract liabilities for account of segregated fund holders	(1,764)	(2,216)
Shareholders' and other equity	(84,528)	(84,415)
Participating policyholders' equity	0
Non-controlling interests	0
Total liabilities and equity	$ (101,242)	$ (101,493)